CASH AND CASH EQUIVALENTS - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	$ 16,998,859	$ 18,597,861	$ 17,032,857	$ 36,642,829
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash	3,653,565	3,723,337
Deposits in the Colombian central bank	4,162,015	6,795,015
Demand deposits in banks and other financial entities	201,906	549,084
Clearing houses	288	488
Liquidity management	1,599,125	1,312,622
Cash held for specific purposes	1,468,832	1,220,609
Cash and cash equivalents	11,085,731	13,601,155
Foreign currency
Disclosure of cash and cash equivalents [line items]
Cash	88,792	85,775
Demand deposits in banks and other financial entities	5,484,628	4,600,966
Liquidity management	339,708	309,965
Cash and cash equivalents	$ 5,913,128	$ 4,996,706